RETIREMENT BENEFIT OBLIGATIONS - Plan assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value of plan assets [line items]
Market value of assets	$ 1,388	$ 1,556	$ 1,413
Retirement benefits expenses	65	64	23
Retirement benefit expense	65	64	23
Defined contributions plan expenses	57	51	48
Defined benefit plan expenses	8	13	25
Outstanding payments	0	0	0
Curtailment gain			44
Pension plans | United Kingdom
Disclosure of fair value of plan assets [line items]
Market value of assets	795	907	840
Curtailment gain			44
Past service credit, redundancies			5
Service cost			7
Past service credit			(49)
Settlement loss/(gain)			1
Net interest cost, administration and taxes		1
Total cost (credit) for the plans		1	(41)
Pension plans | United Kingdom | Assets with a quoted market price
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	2	8	6
Equity securities	127	235	213
Other Bonds	41	43	38
Liability driven investments	246	192	239
Diversified growth funds	138	152	130
Market value of assets	554	630	626
Pension plans | United Kingdom | Other assets
Disclosure of fair value of plan assets [line items]
Insurance contracts	241	277	214
Pension plans | United States of America
Disclosure of fair value of plan assets [line items]
Net interest cost, administration and taxes		2	3
Total cost (credit) for the plans		2	3
Pension plans | United States of America | Assets with a quoted market price
Disclosure of fair value of plan assets [line items]
Equity securities	79	88	178
Government bonds – fixed interest	91	201	128
Corporate bonds	267	201	128
Market value of assets	437	490	434
Pension plans | Other
Disclosure of fair value of plan assets [line items]
Market value of assets	156	159	139
Pension plans | Other | Assets with a quoted market price
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	2	4	4
Equity securities	42	43	35
Government bonds – fixed interest	3	4	3
Government bonds – Index Linked	3	3	3
Corporate bonds	13	11	11
Insurance contracts	34	36	34
Property	20	19	12
Other quoted securities	4	2	2
Market value of assets	121	122	104
Pension plans | Other | Other assets
Disclosure of fair value of plan assets [line items]
Insurance contracts	$ 35	$ 37	35
UK Plan
Disclosure of fair value of plan assets [line items]
Past service credit			$ (49)